INTANGIBLE ASSETS (Details Textual) - Research and Development In Process [Member]	1 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Bloxiverz [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Vazculep [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years